CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Cash flows from operating activities:
Net income/(loss) | $		$ 231		$ (616)		$ (123)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment | $		55		56		88
(Gain)/loss on disposal of property, plant and equipment | $		(7)		0		0
Net gain on deemed disposal of affiliate | $		(24)		0		0
Stock-based compensation expenses | $		0		16		2
Non-controlling interest in (loss)/profits of subsidiaries | $		(73)		(391)		(169)
Equity in profit/loss of affiliates | $		(1,002)		(850)		(605)
Deferred tax assets | $		16		25		9
Decrease/(increase) in current assets:
Accounts receivable, net | $		107		(232)		(186)
Prepayments and other current assets | $		(315)		89		695
Inventories | $		213		(14)		(49)
Increase/(decrease) in current liabilities:
Accounts payable | $		119		(507)		446
Other payables and accrued expenses | $		632		(475)		(585)
Taxation payable | $		201		(73)		7
Net cash provided by / (used in) operating activities | $		153		(2,972)		(470)
Cash flows from investing activities:
Purchase of property, plant and equipment | $		(60)		(21)		(10)
Proceeds on disposal of property, plant and equipment | $		10		0		0
Dividend received from affiliates | $		249		292		302
Restricted cash for issuance of bank guarantees | $		191		404		(314)
Dividend paid to non-controlling interest | $		0		0		(42)
Net cash provided by / (used in) investing activities | $		390		675		(64)
Cash flows from financing activities:
Increase in loans payable | $		720		0		0
Purchase of treasury stock | $		0		(20)		0
Net cash provided by / (used in) financing activities | $		720		(20)		0
Effect of exchange rate changes on cash and cash equivalents | $		8		(60)		(15)
Net increase/(decrease) in cash and cash equivalents | $		1,271		(2,377)		(549)
Cash and cash equivalents, beginning of year | $		2,480		4,857		5,406
Cash and cash equivalents, end of year | $		3,751		2,480		4,857
Supplemental disclosure of cash flow information:
Interest received | $		18		45		27
Income taxes paid | $		70		1		3
Supplemental disclosure of non-cash activities:
Net gain on deemed disposal of affiliate | $		$ 24		$ 0		$ 0
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income/(loss)	¥ 22,642		¥ 21,753		¥ 14,008
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	14,144		8,473		2,985
Amortisation of intangible asset	575		193		239
Amortisation of land use right	149		149		149
Written off of motor vehicles	0		5		0
(Gain)/loss on disposal of property, plant and equipment	15		0		225
(Gain)/loss on disposal of intangible asset	0		0		(150)
Deferred tax assets	(1,337)		(177)		(1,391)
Other non-current asset	(17,512)		0		0
Decrease/(increase) in current assets:
Accounts receivable, net	42,807		(51,299)		(9,481)
Prepayments and other current assets	8,501		57,251		(19,654)
Inventories	(994)		3,943		(1,078)
Other tax receivables	(20)		1,045		(1,045)
Increase/(decrease) in current liabilities:
Accounts payable	(59,042)		(57)		77,861
Other payables and accrued expenses	10,408		(72,663)		37,075
Other taxes payable	(933)		(479)		1,034
Income tax payable	2,268		934		(449)
Net cash provided by / (used in) operating activities	21,481		(30,929)		100,328
Cash flows from investing activities:
Purchase of intangible asset	(402)		0		0
Purchase of property, plant and equipment	(3,368)		(8,285)		(117,966)
Sales proceed from a subsidiary (note 1)	1,000		0		0
Sales proceeds from intangible assets	0		0		420
Proceeds on disposal of property, plant and equipment	1,100		0		923
Net cash provided by / (used in) investing activities	(1,670)		(8,285)		(116,623)
Cash flows from financing activities:
Proceeds from issuance of shares	3,360		0		0
Repayment of bank borrowings	(70,000)		(174,900)		(104,690)
Advance of bank borrowings	50,000		122,000		137,900
Dividend paid to owners	(9,220)		(9,180)		(9,180)
Advance of long term borrowings	3,959		107,732		0
Net cash provided by / (used in) financing activities	(21,901)		45,652		24,030
Net increase/(decrease) in cash and cash equivalents	(2,090)		6,438		7,735
Cash and cash equivalents, beginning of year	35,635		29,197		21,462
Cash and cash equivalents, end of year	33,545		35,635		29,197
Supplemental disclosure of cash flow information:
Interest received	70		166		148
Interest paid	1,577		6,429		6,272
Income taxes paid	4,245		3,310		2,263
ZHEJIANG JIAHUAN
Cash flows from operating activities:
Net income/(loss)	10,462		4,936		4,710
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	2,211		2,296		2,408
Written off of property, plant and equipment	0		32		0
Amortisation of intangible asset	266		83		0
Amortisation of land use right	163		163		163
Other gains	0		(282)		0
(Gain)/loss on disposal of property, plant and equipment	147		0		0
Decrease/(increase) in current assets:
Accounts receivable, net	8,795		(25,939)		(6,448)
Restricted cash	(8)		(21)		0
Note receivables	(10,364)		5,004		(322)
Other receivables	2,030		(3,072)		(6,074)
Inventories	(6,542)		10,786		5,909
Increase/(decrease) in current liabilities:
Accounts payable	465		2,269		1,767
Note payable	1,155		3,595		0
Other payables and accrued expenses	3,688		(3,145)		2,131
Income tax payable	(1,426)		1,121		405
Other long-term liability	(119)		(133)		(73)
Net cash provided by / (used in) operating activities	10,923		(2,307)		4,576
Cash flows from investing activities:
Purchase of intangible asset	0		(591)		0
Purchase of property, plant and equipment	(613)		(258)		(664)
Proceeds on disposal of property, plant and equipment	182		0		0
Net cash provided by / (used in) investing activities	(431)		(849)		(664)
Cash flows from financing activities:
Repayment of bank borrowings	(39,400)		(50,400)		(50,300)
Advance of bank borrowings	28,200		63,200		50,100
(Decrease)/Increase in amount due to shareholders	0		(5,470)		(3,200)
Dividend paid to owners	0		0		(2,250)
Net cash provided by / (used in) financing activities	(11,200)		7,330		(5,650)
Net increase/(decrease) in cash and cash equivalents	(708)		4,174		(1,738)
Cash and cash equivalents, beginning of year	7,303		3,129		4,867
Cash and cash equivalents, end of year	6,595		7,303		3,129
Supplemental disclosure of cash flow information:
Interest received	54		44		17
Interest paid	(2,752)		(3,799)		(2,209)
Income taxes paid	(2,813)		0		(79)
Income tax refund	¥ 0		¥ 260		¥ 0